RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES	Balances with related parties:
	June 30, 2021	December 31, 2020

Medigus receivable	-	47
Medigus payable	13	-